BUSINESS COMBINATION - Schedule of Reverse Recapitalization (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 08, 2021	Oct. 07, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reverse Recapitalization [Line Items]
Cash contributions from Business Combination and PIPE Financing, net of redemptions			$ 258,730
Less: transaction costs paid by ESS			(7,895)
Net cash contributions from Business Combination and PIPE Financing			250,835
Less: non-cash fair value of Public and Private Common Stock Warrants			(11,833)
Less: non-cash fair value of Earnout Shares and Warrants			(110,010)
Less: liabilities assumed from STWO			(75)
Net Business Combination and PIPE Financing			$ 128,917
Common stock, shares outstanding (in shares)	135,195,607		151,839,058	58,919,345
Common stock of STWO (in shares)	10,495,281
ESS common stock issued upon exercise of C-2 Right and Warrant (in shares)	29,153,806
Shares issued in Private Placement Financing (in shares)	25,000,000
Business Combination and Private Placement Financing shares - common stock (in shares)	64,649,087
STWO
Schedule of Reverse Recapitalization [Line Items]
Less: redemption of STWO shares (in shares)		(20,754,719)
Common Class A | STWO
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		25,000,000
Common Class B | STWO
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		6,250,000
Redeemable Convertible Preferred Stock
Schedule of Reverse Recapitalization [Line Items]
Legacy ESS stock converted to ESS common stock	57,104,322
Common Stock
Schedule of Reverse Recapitalization [Line Items]
Legacy ESS stock converted to ESS common stock	13,442,198